EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(2)			Assets That Were Repurchased or Replaced(2)			Assets Pending Repurchase or Replacement (within cure period)(2)			Demand in Dispute(2)			Demand Withdrawn(2)			Demand Rejected(2)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
SAMI 2003-AR2 (CIK#: 0001257806)	X	Alliance	34	9,410,224	1.88%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%
		BancMortgage	48	10,441,404	2.09%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%
		First Republic	2	1,751,569	0.35%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%
		FirstHorizon	47	20,586,550	4.12%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%
		HomeBanc	785	227,255,995	45.46%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%
		NatCity	13	5,812,790	1.16%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%
		NYMC	14	7,176,853	1.44%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%
		SouthStar	610	191,556,603	38.32%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%	-	$0	0.00%
		SouthTrust	54	25,948,626	5.19%	1	$439,633	0.93%	-	$0	0.00%	-	$0	0.00%	1	$439,633	0.93%	-	$0	0.00%	-	$0	0.00%
TOTAL			1,607	499,940,614		1	$439,633	0.93%	-	$0	0.00%	-	$0	0.00%	1	$439,633	0.93%	-	$0	0.00%	-	$0	0.00%
GRAND TOTAL			1,607	499,940,614		1	$439,633		-	$0		-	$0		1	$439,633		-	$0		-	$0

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(1)We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a Securitizer and that are not covered by a filing to be made by an affiliated Securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party and the Securitizer makes no representation as to the accuracy of the information required by this Form ABS-15G and Rule 15Ga-1.

(2) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period. All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.